Material Accounting Policies (Tables)	12 Months Ended
Jan. 31, 2025
Text block [abstract]
Summary of Estimated Useful Lives of Property Plant and Equipment
Property, plant and equipment is depreciated, with the exception of land, using the straight-line method over their estimated useful lives. If an item of property, plant and equipment is composed of significant components having different estimated useful lives, depreciation is calculated on a component basis using the straight-line method over their respective useful lives. The Company’s estimated useful lives per category are the following:

Tooling	3 to 7 years
Equipment	3 to 20 years
Building	10 to 60 years

Summary of Estimated Useful Lives Intangible Assets
Software and licences, patents, dealer networks and customer relationships are carried at cost and are depreciated on a straight-line basis over their estimated useful lives, which are as follows:

Software and licences	3 to 5 years
Patents	10 years
Dealer networks	5 to 20 years
Customer relationships	10 to 15 years